Consolidated Statements Of Operations (Parenthetical) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Income Statement [Abstract]
Loss from discontinued operations, net of tax expense	$ 0	$ 212,429